Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Equipment and Related Accumulated Amortization Cost

The leases are classified as capital leases. The gross amount of plant and equipment and related accumulated depreciation recorded under capital leases are as follows:

	December 31, 2013	December 31, 2014
Plant and machinery	52,240	52,052
Less: accumulated depreciation	(19,986)	(24,612)

	32,254	27,440
Construction-in-progress – equipment pending installation	15,288	15,232

	47,542	42,672

Future Minimum Lease Payments Under Capital Lease Obligations

Future minimum lease payments under capital lease obligations as of December 31, 2014 are as follows:

Year ending December 31:
2015	64,562
2016	19,056

Total minimum lease payments	83,618
Less: Amounts representing interest (at interest rate of 2.85%)	(2,379)

Present value of minimum payments	81,239
Current portion	62,771

Non-current portion	18,468